Deposits	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Deposits

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $216,577 and $137,433 at year-end 2018 and 2017, respectively.  Time deposits of $250 or more were $72,685 and $50,048 at year-end 2018 and 2017, respectively.

Scheduled maturities of time deposits for the next five years are as follows:

2019	$175,527
2020	39,790
2021	14,917
2022	31,770
2023	11,661
Thereafter	-
Total	$273,665

Brokered deposits at year-end 2018 and 2017 totaled $101,215 and $46,945, respectively.